UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 22,716	$ 6,277
Restricted cash	3,111	3,049
Digital assets	9,155	3,005
USDC	273	1,827
Trade and other receivables	22,591	356
Collateral receivables	20,902	14,414
Amount due from an equity investee	6
Amounts due from related parties	18,519	11,533
Financial assets at fair value through profits or loss	7,774	264
Derivative contracts	68,770	69,934
Derivative financial instruments	1,597	1,576
Total current assets	175,414	112,235
Non-current assets
Plant and equipment	15
Intangible assets	3,180	160
Goodwill	65,922	16,735
Right-of-use assets	2,017	704
Investment accounted for using equity method	117
Financial assets at fair value through profits or loss	1,000
Other receivables	501
Total non-current assets	72,752	17,599
Total assets	248,166	129,834
Current liabilities
Trade and other payables	25,968	1,841
Collateral payables	20,902	14,414
Contract liabilities	8,797
Liabilities due to customers	75,383	71,523
Amounts due to related parties	16,701	9,980
Derivative financial instruments	1,597	1,576
Lease liabilities	969	230
Bank borrowings	2,673
Income tax payable	1,587
Total current liabilities	154,577	99,564
Non-current liabilities
Lease liabilities	1,204	485
Deferred tax liabilities	1,050
Accrued liabilities	40
Total non-current liabilities	2,294	485
Total liabilities	156,871	100,049
Equity
Share capital	73,431	13,500
Reserve	53,086	53,175
Accumulated losses	(35,218)	(36,890)
Total Amber International Holding Limited shareholders' equity	91,299	29,785
Non-controlling interests	(4)
Total equity	91,295	29,785
Total equity and liabilities	$ 248,166	$ 129,834